ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                      ANNUITY INVESTORS(R) VARIABLE ACCOUNT A

               THE COMMODORE AMERICUS(R) and THE COMMODORE NAUTICUS(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    Supplemental Prospectus dated May 1, 2001

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (Contract Prospectus) dated May 1, 2001, for either The Commodore Americus or The Commodore Nauticus Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the Deutsche VIT Equity 500 Index Sub-Account (the "Sub-Account"). The Sub-Account is an additional investment option of the Contracts available only to Contract owners who held Accumulation Units in the Sub-Account on April 30, 2001. This investment option will become unavailable to you when you no longer have money in the Sub-Account. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Sub-Account described in this supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2001, contains more information about the Company, the Separate Account and the Contracts, including the Sub-Account. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's web site: (http://www.sec.gov). The registration number for The Commodore Americus is 33-65409 and for The Commodore Nauticus is 33-59861.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Supplemental Prospectus. Any representation to the contrary is a criminal offense.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.

o The Contracts are not FDIC or NCUSIF Insured
o The Contracts are obligations of the Company and Not of the Bank or Credit Union
o The Bank or Credit Union Does Not Guarantee the
  Company's Obligations under the Contracts
o The Contracts Involve Investment Risk and May Lose Value

FEE TABLE

These tables describe fees and expenses that you may pay directly or indirectly if you allocate purchase payments to or transfer amounts to the Deutsche VIT Equity 500 Index Fund Sub-Account. More complete information about fees and expenses that you may pay directly or indirectly by purchasing a Contract is located in the "Fee Table" and the "Charges and Deductions" sections of the Contract Prospectus.

Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/001 (As a percentage of Portfolio average net assets)

                                                              Management             Other               Total
Portfolio                                                        Fees              Expenses            Expenses
Deutsche VIT Equity 500 Index                                    0.20                0.10                0.30

     1 Data for the Portfolio  are for its fiscal year ended  December 31, 2000.  Actual  expenses in future years may be higher or lower.  The Portfolio may have an agreement  with the advisor to cap or waive fees,  and/or to reduce or waive  expenses or to reimburse  expenses.  The specific  terms of such  waivers,  reductions  or  reimbursements  are  discussed  in the  Portfolio prospectus.  The actual fees and expenses for the  Portfolio  before any  applicable  fee waivers,  or expense  reductions  or reimbursements was as follows:

                                                           Management         Other            Total
        Portfolio                                             Fees           Expenses        Expenses
        Deutsche VIT Equity 500 Index                         0.20             0.14            0.34


Examples

These examples should help you compare the cost of investing in the Sub-Account with the cost of investing in other Sub-Accounts available under the Contracts, as described in the Contract Prospectus.

                                     Example # 1 - Assuming Surrender          Example #2- Assuming No Surrender

                            If  the  owner   surrenders  his  or  her       If the owner  does not  surrender  his or
The Commodore Americus      contract  at the  end  of the  applicable       her  Contract,  or if it is annuitized at
Deutsche VIT Equity 500     time  period,   the  following   expenses       the end of the  applicable  time  period,
Index Sub-Account           would be charged on a $1,000 investment         the following  expenses  would be charged
                                                                            on a $1,000 investment

                             1 Year     3 Years    5 Years   10 Years       1 Year     3 Years    5 Years   10 Years
                               $87       $105       $130       $244          $17        $55       $100       $244

                                Example # 1 - Assuming Surrender               Example #2 - Assuming No Surrender

                            If  the  owner   surrenders  his  or  her       If the owner  does not  surrender  his or
The Commodore Nauticus      contract  at the  end  of the  applicable       her  Contract,  or if it is annuitized at
Deutsche VIT Equity 500     time  period,   the  following   expenses       the end of the  applicable  time  period,
Index Sub-Account           would be charged on a $1,000 investment         the following  expenses  would be charged
                                                                            on a $1,000 investment

                             1 Year     3 Years    5 Years   10 Years       1 Year     3 Years    5 Years   10 Years
Standard Contracts             $87       $104       $127       $239         $17        $54        $97       $239
Enhanced Contracts             $84        $94       $110       $197         $14        $44       $110       $197

The examples above are not indicative of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among the Sub-Accounts or between the fixed account options and the Sub-Accounts, and a 5% annual rate of return. The certificate maintenance fee (for The Commodore Nauticus) or the contract maintenance fee (for The Commodore Americus) is reflected in the examples as a charge of $0.52 per year based on the ratio of actual certificate or contract maintenance fees collected for the year ended 12/31/00 to total average net assets as of 12/31/00. The examples do not include charges for premium taxes.

CONDENSED FINANCIAL INFORMATION


                                    The Commodore Americus

                           Accumulation       Accumulation Units       Year
Deutsche VIT Equity         Unit Value        Outstanding              Ended
500 Index
Sub-Account                 9.705151            147,055.880           12/31/00
                           10.825867             10,177.237           12/31/99


                                   The Commodore Nauticus

                             Standard                       Enhanced

Deutsche VIT Equity       Accumualtion     Accumulation   Accumulation     Accumulation
500 Index                  Unit Value         Units        Unit Value          Units       Year
Sub-Account                                Outstanding                     Outstanding     Ended
                            9.705151       147,055.880      9.753088         8,799.951    12/31/00
                           10.825867        10,177.237     10.847192           757.647    12/31/99


The above table gives year-end Accumulation Unit Information for the Sub-Account for 1999 (the year of inception) and for 2000. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value as of May 1, 1999 (the date the Sub-Account commenced operations) was 10.000000.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Sub-Account) are included in the Statement of Additional Information.

THE PORTFOLIO

The Deutsche VIT Equity 500 Index Sub-Account is invested in the Deutsche Asset Management VIT Funds Equity 500 Index Portfolio. The Portfolio has its own investment objectives and policies. The current Portfolio prospectus, which accompanies this Supplemental Prospectus, contains additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that the Portfolio will achieve its stated objectives. You should read the Portfolio prospectus carefully before making any decision concerning allocating purchase payments or transferring amounts to the Sub-Account.

All dividends and capital gains distributed by the Portfolio are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to owners.

The SEC does not supervise the management or the investment practices and/or policies of the Portfolio. The Portfolio is available only through insurance company separate accounts and certain qualified retirement plans. Though the Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolio makes any representations or assurances that the investment performance of the Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Deutsche Asset Management VIT Funds

Advisor:                      Deutsche VIT Equity 500 Index
Deutsche Asset Management     The Equity 500 Index  seeks to  replicate  as
                              closely as possible (before deduction of expenses) the total return of the Standard &
                              Poors 500 Composite  Stock Price Index (the"S&P
                              500(r)"),  which emphasizes  stocks of large U. S.
                              companies. The Portfolio will invest primarily in the common stock of those companies included in the S & P 500, selected on the basis of computer generated statistical data, that are deemed representative of the industry diversification of the entire S & P 500.

Expenses of the Portfolio

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectus and statement of additional information for the Portfolio. The actual portfolio fees and expenses for the prior calendar year are included in the Fee Table section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Investment Options - Allocations

You can allocate purchase payments in whole percentages to any of the currently available Sub-Accounts described in the Prospectus. You may also allocate purchase payments to the Sub-Account described in this Supplemental Prospectus (until you no longer have money in that Sub-Account), or to any of the fixed account options. Interests in the Deutsche Asset Management VIT Equity 500 Index Sub-Account are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to this or any other Sub-Account.

CHANGES IN THE SUB-ACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for the Portfolio in which a Sub-Account invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolios investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

THE COMPANY PRESENTLY INTENDS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF A PORTFOLIO WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE DEUTSCHE VIT EQUITY 500 INDEX FUND. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE DEUTSCHE VIT EQUITY 500 INDEX FUND HELD BY THE DEUTSCHE VIT EQUITY 500 INDEX FUND SUB-ACCOUNT AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIO. WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, APPROXIMATELY SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.